Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Interest and fees on loans	$ 34,888	$ 32,452	$ 31,098
Interest on due from banks	219	123	26
Interest on investment securities:
U.S. Government sponsored enterprises	2,404	2,531	2,616
States and political subdivisions	4,236	4,454	4,600
Other	202	249	326
Total interest income	41,949	39,809	38,666
Interest expense:
NOW, MMDA & savings deposits	598	495	432
Time deposits	466	586	870
FHLB borrowings	662	1,661	1,735
Junior subordinated debentures	590	485	402
Other	61	44	45
Total interest expense	2,377	3,271	3,484
Net interest income	39,572	36,538	35,182
(Reduction of) provision for loan losses	(507)	(1,206)	(17)
Net interest income after provision for loan losses	40,079	37,744	35,199
Non-interest income:
Service charges	4,453	4,497	4,647
Other service charges and fees	593	890	931
Gain on sale of securities	0	729	0
Mortgage banking income	1,190	1,428	1,130
Insurance and brokerage commissions	761	632	714
Gain (loss) on sales and write-downs of other real estate	(239)	64	245
Miscellaneous	6,080	5,736	5,645
Total non-interest income	12,838	13,976	13,312
Non-interest expense:
Salaries and employee benefits	20,058	19,264	18,285
Occupancy	6,701	6,765	6,288
Professional fees	1,236	2,439	1,468
Advertising	1,195	1,136	784
Debit card expense	1,248	1,141	988
FDIC insurance	347	494	681
Other	7,917	8,743	7,284
Total non-interest expense	38,702	39,982	35,778
Earnings before income taxes	14,215	11,738	12,733
Income tax expense	3,947	2,561	3,100
Net earnings	$ 10,268	$ 9,177	$ 9,633
Basic net earnings per share	$ 1.71	$ 1.53	$ 1.57
Diluted net earnings per share	1.69	1.50	1.56
Cash dividends declared per share	$ 0.44	$ 0.35	$ 0.25